OTHER NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NON-FINANCIAL LIABILITIES
Schedule of other current and non-current liabilities

	Current		Non-Current
Description	12.31.2020	12.31.2019	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$	ThCh$
Dividends payable	25,999,055	22,639,150	—	—
Others (1)	2,267,675	3,863,065	21,472,048	—
Total	28,266,730	26,502,215	21,472,048	—
(1)	Other non-current corresponds mainly to accounts payable to former shareholders of Companhia de Bebidas Ipiranga ("CBI"). See Note 6 for further information.